UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

 /s/ William G. Butterly, III     New York, NY     May 09, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total:    $67,338 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12637                     Robeco Groep NV

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     1225    44146 SH       DEFINED                 44146        0        0
AMERICAN STS WTR CO            COM              029899101      909    25350 SH       DEFINED                 25350        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     5582   199000 SH       DEFINED                199000        0        0
ASHLAND INC NEW                COM              044209104     2305    39900 SH       DEFINED                 39900        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      289     4700 SH       DEFINED                  4700        0        0
CALGON CARBON CORP             COM              129603106     1873   118000 SH       DEFINED                118000        0        0
CANADIAN SOLAR INC             COM              136635109      466    41357 SH       DEFINED                 41357        0        0
CHEVRON CORP NEW               COM              166764100      369     3431 SH       DEFINED                  3431        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601      501    26000 SH       DEFINED                 26000        0        0
DANAHER CORP DEL               COM              235851102     5730   110400 SH       DEFINED                110400        0        0
ELSTER GROUP SE                SPONSORED ADR    290348101      481    29600 SH       DEFINED                 29600        0        0
FOREST OIL CORP                COM PAR $0.01    346091705      451    11911 SH       DEFINED                 11911        0        0
FUEL SYS SOLUTIONS INC         COM              35952W103      315    10447 SH       DEFINED                 10447        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      706    26200 SH       DEFINED                 26200        0        0
HAWAIIAN ELEC INDUSTRIES       COM              419870100      422    17000 SH       DEFINED                 17000        0        0
HEALTH NET INC                 COM              42222G108      846    25881 SH       DEFINED                 25881        0        0
HEWLETT PACKARD CO             COM              428236103      617    15048 SH       DEFINED                 15048        0        0
ICF INTL INC                   COM              44925C103      488    23730 SH       DEFINED                 23730        0        0
IDEX CORP                      COM              45167R104     2252    51600 SH       DEFINED                 51600        0        0
INSITUFORM TECHNOLOGIES INC    CL A             457667103      635    23750 SH       DEFINED                 23750        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      549     3365 SH       DEFINED                  3365        0        0
ITC HLDGS CORP                 COM              465685105      350     5000 SH       DEFINED                  5000        0        0
ITRON INC                      COM              465741106     1011    17900 SH       DEFINED                 17900        0        0
ITT CORP NEW                   COM              450911102     8509   141700 SH       DEFINED                141700        0        0
JOHNSON CTLS INC               COM              478366107      524    12600 SH       DEFINED                 12600        0        0
KIMBERLY CLARK CORP            COM              494368103      376     5766 SH       DEFINED                  5766        0        0
LAYNE CHRISTENSEN CO           COM              521050104     1021    29600 SH       DEFINED                 29600        0        0
LIMITED BRANDS INC             COM              532716107      429    13036 SH       DEFINED                 13036        0        0
LINDSAY CORP                   COM              535555106     1794    22700 SH       DEFINED                 22700        0        0
MASTEC INC                     COM              576323109      312    15000 SH       DEFINED                 15000        0        0
MCDONALDS CORP                 COM              580135101      202     2656 SH       DEFINED                  2656        0        0
MICROSOFT CORP                 COM              594918104      441    17400 SH       DEFINED                 17400        0        0
MUELLER WTR PRODS INC          COM SER A        624758108      515   115100 SH       DEFINED                115100        0        0
MYLAN INC                      COM              628530107      408    18000 SH       DEFINED                 18000        0        0
NABORS INDUSTRIES LTD          SHS              G6359F103      346    11400 SH       DEFINED                 11400        0        0
NALCO HOLDING COMPANY          COM              62985Q101     4822   176533 SH       DEFINED                176533        0        0
NORTHEAST UTILS                COM              664397106      733    21200 SH       DEFINED                 21200        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      493     4721 SH       DEFINED                  4721        0        0
ORMAT TECHNOLOGIES INC         COM              686688102      228     9000 SH       DEFINED                  9000        0        0
PALL CORP                      COM              696429307     5001    86800 SH       DEFINED                 86800        0        0
PENTAIR INC                    COM              709631105     2022    53500 SH       DEFINED                 53500        0        0
PEPCO HOLDINGS INC             COM              713291102      485    26000 SH       DEFINED                 26000        0        0
PFIZER INC                     COM              717081103      556    27356 SH       DEFINED                 27356        0        0
PROCTER & GAMBLE CO            COM              742718109      552     8962 SH       DEFINED                  8962        0        0
QUANTA SVCS INC                COM              74762E102      202     9000 SH       DEFINED                  9000        0        0
REYNOLDS AMERICAN INC          COM              761713106      497    14000 SH       DEFINED                 14000        0        0
ROBBINS & MYERS INC            COM              770196103     1430    31100 SH       DEFINED                 31100        0        0
ROPER INDS INC NEW             COM              776696106      969    11200 SH       DEFINED                 11200        0        0
RUBICON TECHNOLOGY INC         COM              78112T107      360    13000 SH       DEFINED                 13000        0        0
SUNPOWER CORP                  COM CL A         867652109      600    35000 SH       DEFINED                 35000        0        0
TARGET CORP                    COM              87612E106      305     6100 SH       DEFINED                  6100        0        0
TETRA TECH INC NEW             COM              88162G103     1800    72900 SH       DEFINED                 72900        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      351     7000 SH       DEFINED                  7000        0        0
TRINA SOLAR LIMITED            SPON ADR         89628E104      461    15300 SH       DEFINED                 15300        0        0
URS CORP NEW                   COM              903236107      857    18600 SH       DEFINED                 18600        0        0
WATTS WATER TECHNOLOGIES INC   CL A             942749102      607    15900 SH       DEFINED                 15900        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309      242    11000 SH       DEFINED                 11000        0        0
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103      516    40000 SH       DEFINED                 40000        0        0